VANECK ENVIRONMENTAL SUSTAINABILITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 95.5%
Australia: 2.4%
Allkem Ltd. *	9,011	$79,689
Ecograf Ltd. * †	86,700	17,568
		97,257
Brazil: 0.4%
Yara International ASA (NOK)	470	16,495
Canada: 1.5%
Ballard Power Systems, Inc. (USD) * †	1,900	11,628
Burcon NutraScience Corp. * †	3,000	1,010
Euro Manganese, Inc. (AUD) *	92,600	16,590
Farmers Edge, Inc. *	790	406
Li-Cycle Holdings Corp. (USD) *	2,760	14,683
Maple Leaf Foods, Inc. †	1,040	15,540
		59,857
China: 4.9%
BYD Co. Ltd. (HKD)	4,500	110,860
Contemporary Amperex Technology Co. Ltd.	1,000	56,305
Flat Glass Group Co. Ltd. (HKD) * †	12,000	29,037
		196,202
Denmark: 4.3%
Novozymes A/S	1,030	51,760
Orsted AS 144A	840	66,949
Vestas Wind Systems A/S	2,800	51,556
		170,265
Finland: 3.0%
Neste Oyj	2,710	118,128
France: 4.3%
Cie de Saint-Gobain	440	15,732
Engie SA	6,800	78,267
Legrand SA	520	33,623
Nexans SA	490	43,619
		171,241
Germany: 2.1%
Infineon Technologies AG	3,710	81,190
Isle of Man: 0.1%
Agronomics Ltd. *	14,600	2,050
Israel: 0.0%
Else Nutrition Holdings, Inc. (CAD) *	2,200	1,131
Italy: 0.8%
Enel SpA	7,600	31,169
Japan: 2.0%
Keyence Corp.	240	79,334
Netherlands: 1.1%
OCI NV	1,150	42,103
Norway: 5.3%
FREYR Battery SA (USD) * †	14,610	208,046
	Number of Shares	Value
South Korea: 3.3%
LG Energy Solution Ltd. *	240	$70,766
Samsung SDI Co. Ltd.	160	60,183
		130,949
Spain: 1.5%
Avangrid, Inc. (USD)	950	39,615
Soltec Power Holdings SA *	4,800	19,977
		59,592
Sweden: 2.9%
Atlas Copco AB	8,400	78,073
Oatly Group AB (ADR) * †	12,650	33,270
		111,343
United States: 55.6%
Amyris, Inc. * †	990	2,891
Ball Corp.	1,100	53,152
Benson Hill, Inc. * †	4,500	12,330
Beyond Meat, Inc. * †	340	4,818
Bloom Energy Corp. *	1,900	37,981
Bunge Ltd.	970	80,093
Clean Harbors, Inc. *	250	27,495
Darling Ingredients, Inc. *	1,490	98,564
Deere & Co.	400	133,556
Enphase Energy, Inc. *	890	246,948
EVgo, Inc. * †	8,000	63,280
Fluence Energy, Inc. * †	1,000	14,590
Generac Holdings, Inc. *	310	55,223
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,679	50,252
John Bean Technologies Corp.	110	9,460
Lindsay Corp.	150	21,492
MP Materials Corp. *	1,200	32,760
NextEra Energy Partners LP	730	52,786
Ormat Technologies, Inc. †	1,010	87,062
Pentair Plc	990	40,224
Piedmont Lithium, Inc. *	1,460	78,095
Plug Power, Inc. * †	1,300	27,313
Quanta Services, Inc.	1,460	185,989
Republic Services, Inc.	690	93,868
SolarEdge Technologies, Inc. *	540	124,987
Stem, Inc. *	10,020	133,667
Sunnova Energy International, Inc. *	2,800	61,824
Tattooed Chef, Inc. *	1,640	8,167
Teradyne, Inc.	640	48,096
Tesla, Inc. *	360	95,490
TPI Composites, Inc. *	2,500	28,200
Trimble, Inc. *	1,800	97,686
TuSimple Holdings, Inc. *	640	4,864
Xylem, Inc.	1,000	87,360
		2,200,563
Total Common Stocks (Cost: $5,057,666)		3,776,915

1

VANECK ENVIRONMENTAL SUSTAINABILITY FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
MASTER LIMITED PARTNERSHIP: 0.9% (Cost: $45,048)
Canada: 0.9%
Brookfield Renewable Partners LP (USD)	1,200	$37,560

MONEY MARKET FUND: 4.1% (Cost: $163,816)
Invesco Treasury Portfolio - Institutional Class	163,816	163,816

Total Investments Before Collateral for Securities Loaned: 100.5% (Cost: $5,266,530)		3,978,291
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 10.5% (Cost: $416,465)
Money Market Fund: 10.5%
State Street Navigator Securities Lending Government Money Market Portfolio	416,465	$416,465
Total Investments: 111.0% (Cost: $5,682,995)		4,394,756
Liabilities in excess of other assets: (11.0)%		(436,554)
NET ASSETS: 100.0%		$3,958,202

Definitions:

ADR	American Depositary Receipt
AUD	Australia Dollar
CAD	Canadian Dollar
HKD	Hong Kong Dollar
NOK	Norwegian Krone
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $484,884.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $66,949, or 1.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	6.8%	$269,630
Consumer Staples	6.4	253,911
Energy	3.0	118,128
Financials	1.3	52,302
Industrials	37.8	1,505,290
Information Technology	19.3	767,868
Materials	9.9	392,113
Utilities	11.4	455,233
Money Market Fund	4.1	163,816
	100.0%	$3,978,291
2